Annual Total Returns[BarChart] - Hartford Total Return Bond HLS Fund - IA	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.99%	7.54%	(1.36%)	5.89%	(0.59%)	4.49%	5.16%	(0.81%)	10.65%	9.03%